ING VARIABLE PORTFOLIOS, INC.

ING Index Plus LargeCap Portfolio

ING Index Plus MidCap Portfolio

ING Index Plus SmallCap Portfolio

(the “Portfolios”)

Supplement dated September 27, 2013

to the Portfolios’ Class I, and Class S prospectuses,

each dated April 30, 2013 (“Prospectuses”)

Effective September 30, 2013, Steve Wetter is being added as a portfolio manager of the Portfolios. The Portfolios’ Prospectuses are hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of each of the Portfolios’ Prospectuses are hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Vincent Costa	Christopher Corapi
Portfolio Manager (since 05/06)	Portfolio Manager (since 04/12)

Steve Wetter
Portfolio Manager (since 09/13)

2.	The following is added as the fourteenth paragraph of the sub-section entitled “Management of the Portfolios– ING Investment Management Co. LLC” of the Portfolios’ Prospectuses:

Steve Wetter, Portfolio Manager, is responsible for portfolio management of quantitative and index equity investments. Mr. Wetter joined ING IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007-2009), and Northern Trust (2003-2007).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING VARIABLE PORTFOLIOS, INC.

ING Index Plus LargeCap Portfolio

ING Index Plus MidCap Portfolio

ING Index Plus SmallCap Portfolio

(the “Portfolios”)

Supplement dated September 27, 2013

to the Portfolios’ Class I, and Class S, and Class S2

Statement of Additional Information, dated April 30, 2013 (“SAI”)

Effective September 30, 2013, Steve Wetter is being added as a portfolio manager of the Portfolios. The Portfolios’ SAI is hereby revised as follows:

1.	The tables in the sub-sections entitled “Other Accounts Managed,” “Compensation,” and “Portfolio Manager Ownership of Securities” under the section entitled “Portfolio Managers” in the Portfolios’ SAI are hereby revised to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Steve Wetter[3]	15	$12,305,850,617	1	$44,573,125	1	$267,778,252

3    As of July 31, 2013.

Compensation

Portfolio Manager	Applicable Benchmark
Steve Wetter	S&P 500® Index (ING Index Plus LargeCap Portfolio) S&P MidCap 400 Index (ING Index Plus MidCap Portfolio) S&P SmallCap 600 Index (ING Index Plus SmallCap Portfolio)

Portfolio Manager Ownership of Securities

Portfolio Manager	Portfolio	Dollar Range of Securities of the Portfolio Owned
Steve Wetter[1]	ING Index Plus LargeCap Portfolio ING Index Plus MidCap Portfolio ING Index Plus SmallCap Portfolio	None

1    As of July 31, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE